First Trust S&P 500 Economic Moat ETF Shareholder Fees	Sep. 30, 2025
First Trust S&P 500 Economic Moat ETF | First Trust S&P 500 Economic Moat ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%